TRADE AND OTHER PAYABLES	6 Months Ended
Dec. 31, 2024
TRADE AND OTHER PAYABLES [Abstract]
TRADE AND OTHER PAYABLES
9.	TRADE AND OTHER PAYABLES

	December 31, 2024 US$	June 30, 2024 US$
Current
Trade payables	1,461,340	1,309,067
Accruals	3,841,685	259,325
Employee benefits	793,865	749,438
Total trade and other payables	6,096,890	2,317,830